June 7, 2013

Supplement

SUPPLEMENT DATED JUNE 7, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Dated April 30, 2013

The first and second paragraphs under the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund's equity investments may include convertible securities. The Fund's investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, will shift the Fund's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

***

The section of the Prospectus entitled "Fund Summary—Principal Risks—Infrastructure-Related Companies" is hereby deleted and replaced with the following:

•  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

***

The section of the Prospectus entitled "Fund Summary—Principal Risks—Utilities Industry" is hereby deleted in its entirety.

***

The first and second paragraphs under the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund's equity investments may include convertible securities. The Fund's investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Adviser and/or Sub-Advisers shift the Fund's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

***

The first sentence under the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Additional Investment Strategy Information—Asset-Backed Securities" is hereby deleted and replaced with the following:

The Fund may invest in asset-backed securities. Asset-backed securities represent an interest in a pool of assets, such as a pool of power generation assets or other infrastructure assets or infrastructure-related assets, that have been securitized in pass-through structures.

***

The last sentence of the last paragraph under the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Additional Investment Strategy Information" is hereby deleted and replaced with the following:

Except for the Fund's policy to concentrate its assets in the infrastructure industry, the Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

***

The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Risks—Infrastructure-Related Companies" is hereby deleted and replaced with the following:

Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, companies within the infrastructure industry may be subject to regulation by various government authorities and may also be affected by government regulation of rates charged to customers, service interruption or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete, unforeseen delays, accidents, and cost overruns in infrastructure projects. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund's performance. Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. If any of these operating risks occur, it could cause substantial losses to the given infrastructure company. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations. For example, extreme weather patterns, such as Hurricane Ivan in 2004 and Hurricanes Katrina and Rita in 2005, the Tohuku earthquake and resulting tsunami in Japan in 2011, could result in substantial damage to the facilities of certain companies located in the affected areas and such extreme weather patterns, or the threat thereof, could adversely impact the prices of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the infrastructure industry.

***

The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Risks—Utilities Industry" is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLSPT-0613

June 7, 2013

Supplement

SUPPLEMENT DATED JUNE 7, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
CLASS Q
Dated April 30, 2013

The first and second paragraphs under the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund's equity investments may include convertible securities. The Fund's investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, will shift the Fund's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

***

The section of the Prospectus entitled "Fund Summary—Principal Risks—Infrastructure-Related Companies" is hereby deleted and replaced with the following:

•  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

***

The section of the Prospectus entitled "Fund Summary—Principal Risks—Utilities Industry" is hereby deleted in its entirety.

***

The first and second paragraphs under the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure industry may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund's equity investments may include convertible securities. The Fund's investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Adviser and/or Sub-Advisers shift the Fund's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

***

The first sentence under the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Additional Investment Strategy Information—Asset-Backed Securities" is hereby deleted and replaced with the following:

The Fund may invest in asset-backed securities. Asset-backed securities represent an interest in a pool of assets, such as a pool of power generation assets or other infrastructure assets or infrastructure-related assets, that have been securitized in pass-through structures.

***

The last sentence of the last paragraph under the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Additional Investment Strategy Information" is hereby deleted and replaced with the following:

Except for the Fund's policy to concentrate its assets in the infrastructure industry, the Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

***

The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Risks—Infrastructure-Related Companies" is hereby deleted and replaced with the following:

Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, companies within the infrastructure industry may be subject to regulation by various government authorities and may also be affected by government regulation of rates charged to customers, service interruption or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete, unforeseen delays, accidents, and cost overruns in infrastructure projects. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund's performance. Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. If any of these operating risks occur, it could cause substantial losses to the given infrastructure company. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations. For example, extreme weather patterns, such as Hurricane Ivan in 2004 and Hurricanes Katrina and Rita in 2005,

the Tohuku earthquake and resulting tsunami in Japan in 2011, could result in substantial damage to the facilities of certain companies located in the affected areas and such extreme weather patterns, or the threat thereof, could adversely impact the prices of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the infrastructure industry.

***

The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Risks—Utilities Industry" is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLQSPT-0613

June 7, 2013

Supplement

SUPPLEMENT DATED JUNE 7, 2013 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF
Morgan Stanley Global Infrastructure Fund, Classes A, B, L and I, dated April 30, 2013
Morgan Stanley Global Infrastructure Fund, Class Q, dated April 30, 2013

Fundamental investment restriction 2 under the section of the Statement of Additional Information entitled "II. Description of the Fund and Its Investments and Risks—C. Fund Policies/Investment Restrictions" is hereby deleted and replaced with the following:

2.  Invest 25% or more of the value of its total assets in securities of issuers in any one industry, except that the Fund will concentrate in the infrastructure industry. The restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.